40. Other general administrative expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other general administrative expenses [Abstract]
General maintenance expenses		R$ 743,580	R$ 748,196	R$ 1,330,549
Technology maintenance expenses		2,355,310	2,058,619	1,786,416
Advertising		654,175	712,855	621,645
Communications		648,856	472,873	457,323
Per diems and travel expenses		69,922	140,016	127,277
Taxes other than income tax		280,098	112,012	88,977
Surveillance and cash courier services		594,953	630,585	617,129
Insurance premiums		16,620	34,778	29,434
Specialized and technical services		2,171,460	2,172,567	2,089,614
Technical reports		319,814	360,990	359,468
Others specialized and technical services		1,851,646	1,811,577	1,730,146
Other administrative expenses	[1]	709,504	531,311	437,767
Total		R$ 8,243,478	R$ 7,613,812	R$ 7,586,131

[1]	In December 31, 2020, includes mainly Data Processing Expenses in the balance of R$2,392 (2019 - R$67,724 and 2017 - R$73,664), Service Expenses in the balance of R$2,172 (2019 - revenue of R$26,852 and 2018 - R$87,199), Expenses with Benefit Guarantor Fund - FGB R$53,548 (2019 - R$34,996 and 2017 - R$5,334), Interest on Own Capital R$0 (2018 - R$38,006 and 2017 - R$20,826) and Recovery of Charges and Expenses R$97,426 (2019 - R$92,408 and 2017 - R$89,409).